RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 6 – RELATED PARTY TRANSACTIONS No related party transactions occurred during the years ending September 30, 2021 and September 30, 2020 other than those disclosed in Note 7.